U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



1.    Name and address of Issuer:

      CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust
      P.O. Box 9011
      Princeton, N.J. 08543-9011

2. Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

3.    Investment Company Act File Number: 811-5011

      Securities Act File Number:         33-20580

4.    (a) Last day of fiscal year for which this Form is filed:  March 31, 2005

      (b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

      (c) [ ] Check box if this is the last time the issuer will be filing this Form.

5. Calculation of registration fees:

      (i)   Aggregate sales price of securities sold during
            the fiscal year pursuant to Section 24(f):           $10,975,638,384

      (ii)  Aggregate price of securities redeemed or
            repurchased during the fiscal year:                  $10,919,237,030

      (iii) Aggregate price of securities redeemed or
            repurchased during any prior fiscal year
            ending no earlier than October 31, 1995, that
            were not previously used to reduce registration
            fees payable to the Commission:                         $376,019,287

      (iv)  Total available redemption credits [add Items 5(ii)
            and 5(iii)]:                                         $11,295,256,317

      (v)   Net sales - if Item 5(i) is greater than Item 5(iv)
            [subtract Item 5(iv) from Item 5(i)]:                            $0

      (vi)  Redemption credits available for use in future
            years - if Item 5(i) is less than Item 5(iv):          $319,617,933

      (vii)  Multiplier for determining registration fee
            (see instruction C.9):                                     .0001177

      (viii) Registration fee due [multiply Item 5(v) by
             Item 5(vii) (enter "0" if no fee is due)]:                      $0

6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the
      Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of
      securities (number of shares or other units) deducted here:             0

      If there is a number of shares or other units that were
      registered pursuant to Rule 24e-2 remaining unsold at the
      end of the fiscal year for which this Form is filed that
      are available for use by the issuer in future fiscal years,
      then state that number here:                                            0

7.    Interest due - if this Form is being filed more than 90
      days after the end of the issuer's fiscal year (see
      instruction D):                                                        $0

8.    Total of the amount of the registration fee due plus any
      interest due [line 5(viii) plus line 7]:                               $0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      Method of Delivery:

      [ ]  Wire Transfer

      [ ]  Mail or other means

                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:


By:


/s/ Donald C. Burke
-----------------------------
Vice President and Treasurer


Date:  June 27, 2005

                                       3